Shareholder Report, Holdings (Details)	Jun. 30, 2026
The Bond Fund of America® - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class A | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class A | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class A | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class A | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class A | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class C | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class C | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class C | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class C | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class C | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class F-1 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class F-1 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class F-1 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class F-1 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class F-1 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class F-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class F-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class F-2 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class F-2 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class F-2 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class F-2 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class F-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class F-3 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class F-3 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class F-3 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class F-3 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class 529-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class 529-A | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class 529-A | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class 529-A | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class 529-A | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class 529-A | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class 529-A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class 529-C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class 529-C | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class 529-C | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class 529-C | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class 529-C | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class 529-C | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class 529-C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class 529-E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class 529-E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class 529-E | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class 529-E | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class 529-E | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class 529-E | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class 529-E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class 529-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class 529-F-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class 529-F-2 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class 529-F-2 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class 529-F-2 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class 529-F-2 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class 529-F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class 529-F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class 529-F-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class 529-F-3 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class 529-F-3 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class 529-F-3 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class 529-F-3 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class 529-F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-1 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-1 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-1 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-1 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-1 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-2 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-2 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-2 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-2 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-2E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-2E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-2E | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-2E | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-2E | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-2E | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-2E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-3 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-3 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-3 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-3 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-4 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-4 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-4 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-4 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-4 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-4 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-5E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-5E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-5E | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-5E | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-5E | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-5E | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-5E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-5 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-5 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-5 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-5 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-5 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-5 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
The Bond Fund of America® - Class R-6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.14%
The Bond Fund of America® - Class R-6 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.32%
The Bond Fund of America® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
The Bond Fund of America® - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
The Bond Fund of America® - Class R-6 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Bond Fund of America® - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
The Bond Fund of America® - Class R-6 | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
The Bond Fund of America® - Class R-6 | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® - Class R-6 | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
The Bond Fund of America® - Class R-6 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]

[1]	Includes derivatives.